Derivative Financial Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	$ 11	$ 4
Derivatives not designated as hedges
Other current assets	24	18
Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	85	68
Other current liabilities [Member]
Derivatives designated as hedges
Other current liabilities	4	16
Derivatives not designated as hedges
Other current liabilities	31	26
Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities	2	2
Foreign currency exchange contracts
Derivatives designated as hedges
Derivative, Notional Amount	4,997	2,954
Derivatives not designated as hedges
Period of derivatives not designated as hedges	12 months	12 months
Foreign currency exchange contracts | Other current assets [Member]
Derivatives not designated as hedges
Other current assets	23	18
Foreign currency exchange contracts | Other current liabilities [Member]
Derivatives not designated as hedges
Other current liabilities	31	14
Commodity contracts
Derivatives designated as hedges
Derivative, Notional Amount	19	57
Derivatives not designated as hedges
Period of derivatives not designated as hedges	12 months	12 months
Commodity contracts | Other current assets [Member]
Derivatives not designated as hedges
Other current assets	1	0
Commodity contracts | Other current liabilities [Member]
Derivatives not designated as hedges
Other current liabilities	0	12
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps
Derivatives designated as hedges
Period of derivatives designated as hedges	6 months to 21 years	1 to 22 years
Derivative, Notional Amount	1,290	940
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	2	0
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	85	68
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps | Other current liabilities [Member]
Derivatives designated as hedges
Other current liabilities	0	0
Fair Value Hedging [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities	0
Designated as Hedging Instrument [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain]
Derivatives designated as hedges
Period of derivatives designated as hedges	1 year	2 years
Derivative, Notional Amount	300	300
Designated as Hedging Instrument [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0
Designated as Hedging Instrument [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0
Designated as Hedging Instrument [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other current liabilities [Member]
Derivatives designated as hedges
Other current liabilities	0
Designated as Hedging Instrument [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities	2	2
Cash Flow Hedging [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities	0
Cash Flow Hedging [Member] | Foreign currency exchange contracts
Derivatives designated as hedges
Period of derivatives designated as hedges	12 to 36 months	12 to 36 months
Derivative, Notional Amount	451	308
Cash Flow Hedging [Member] | Foreign currency exchange contracts | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	9	4
Cash Flow Hedging [Member] | Foreign currency exchange contracts | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Foreign currency exchange contracts | Other current liabilities [Member]
Derivatives designated as hedges
Other current liabilities	4	9
Cash Flow Hedging [Member] | Foreign currency exchange contracts | Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities		0
Cash Flow Hedging [Member] | Commodity contracts
Derivatives designated as hedges
Period of derivatives designated as hedges	12 months	12 months
Derivative, Notional Amount	17	47
Cash Flow Hedging [Member] | Commodity contracts | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts | Other current liabilities [Member]
Derivatives designated as hedges
Other current liabilities	0	7
Commodity contracts | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities	0	0
Japanese Yen notes due 2018 [Member]
Derivatives, Fair Value [Line Items]
Japanese Yen notes	$ 116	$ 129